TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME/(LOSS) BEFORE INCOME TAX, DOMESTIC AND FOREIGN

The components of income/(loss) before tax are as follow:

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Loss before tax
Loss from PRC entities	(113,848)	(83,575)	(95,820)
Income/(loss) from overseas entities	7,300	(66,418)	(20,231)
Total loss before tax	(106,548)	(149,993)	(116,051)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Current income tax expense	9,866	7,851	2,009
Deferred income tax expense	14,925	-	-
Total income tax expense	24,791	7,851	2,009

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group:

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024

PRC Statutory income tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	-10%	-6%	-9%
The effect of change in the tax rate of subsidiaries	4%	-1%	-7%
Non-deductible expenses	-1%	-1%	-3%
Additional deduction for research and development expenditures	8%	5%	4%
Share-based compensation	-4%	0%	0%
Non-taxable income	1%	1%	1%
Permanent book-tax differences	-3%	-4%	0%
Change in valuation allowance (1)	-43%	-24%	-13%
Effective tax rates	-23%	-5%	-2%

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

21. TAXATION (CONTINUED)

(b) Income tax (continued)

(1)	Included the impact of the valuation allowance decrease due to disposal of subsidiaries and tax losses forfeiture in 2024.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2023	2024
	RMB	RMB

Deferred tax assets
Net accumulated losses-carry forward	140,351	133,140
Allowance for credit losses	18,570	20,717
Gain or loss from changes in fair values	12,841	7,849
Inventory write-downs	1,836	1,441
Others	3,818	2,936
Less: valuation allowance	(173,529)	(162,019)
Total deferred tax assets	3,887	4,064

	As of December 31,
	2023	2024
	RMB	RMB

Deferred tax liabilities
Gain or loss from changes in fair values	156	-
Others	3,731	4,064
Total deferred tax liabilities	3,887	4,064

SUMMARY OF VALUATION ALLOWANCE

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Balance at beginning of the year	(96,489)	(140,189)	(173,529)
Changes of valuation allowance (1)	(43,700)	(33,340)	11,510
Balance at end of the year	(140,189)	(173,529)	(162,019)

(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination as of December 31, 2023 and 2024, the Group evaluates a variety of factors supporting the utilization of carry-forwards through a forecast of future taxable profits for each impacted entity within a specific tax jurisdiction, including: the Group’s entities’ operating history and forecast, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2023 and 2024, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.

SUMMARY OF OPERATING LOSS CARRYFORWARDS	As of December 31, 2024, net operating loss carry forwards from PRC entities will expire as follows:
RMB
2025	7,354
2026	23,189
2027	72,478
2028	104,061
2029 and onwards	471,891
678,973